John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 97.9%		$65,312,725
(Cost $63,813,373)
Australia 0.6%		376,662
Macquarie Group, Ltd.	4,286	376,662
Canada 5.7%		3,777,949
BCE, Inc.	19,300	809,204
Fortis, Inc.	13,400	545,724
Nutrien, Ltd. (A)	15,200	495,368
Restaurant Brands International, Inc.	6,636	375,067
Rogers Communications, Inc., Class B	8,700	355,288
Royal Bank of Canada	7,300	503,580
TELUS Corp.	40,000	693,718
Denmark 0.7%		461,191
Novo Nordisk A/S, B Shares	7,029	461,191
France 5.8%		3,881,208
AXA SA	26,689	535,480
Cie Generale des Etablissements Michelin SCA	5,400	559,257
Danone SA	7,346	491,692
Orange SA	29,393	344,512
Sanofi	8,400	881,976
SCOR SE (B)	12,100	311,417
TOTAL SE	20,000	756,874
Germany 5.8%		3,878,065
Allianz SE	4,553	944,630
BASF SE	11,600	639,926
Deutsche Post AG	15,300	621,030
Deutsche Telekom AG	24,090	402,176
Muenchener Rueckversicherungs-Gesellschaft AG	3,100	821,728
Siemens AG	3,520	448,575
Italy 3.6%		2,434,121
Assicurazioni Generali SpA	32,100	482,004
Snam SpA	215,300	1,146,140
Terna Rete Elettrica Nazionale SpA	108,000	805,977
Japan 2.2%		1,451,734
Takeda Pharmaceutical Company, Ltd.	29,900	1,084,377
Tokio Marine Holdings, Inc.	8,700	367,357
Norway 0.6%		377,696
Orkla ASA	38,400	377,696
Singapore 0.5%		338,234
Singapore Exchange, Ltd.	56,700	338,234
South Korea 1.3%		848,885
Samsung Electronics Company, Ltd., GDR (C)	700	848,885
Sweden 0.5%		348,429
Atlas Copco AB, A Shares	7,849	348,429
Switzerland 3.3%		2,201,519
Nestle SA	5,800	689,746
Novartis AG	9,103	749,789
Roche Holding AG	2,200	761,984
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan 1.7%		$1,128,127
Taiwan Semiconductor Manufacturing Company, Ltd., ADR (A)	14,300	1,128,127
United Kingdom 7.6%		5,076,863
AstraZeneca PLC, ADR (A)	13,431	749,181
BAE Systems PLC	100,500	644,095
British American Tobacco PLC	19,100	631,223
British American Tobacco PLC, ADR (A)	6,900	231,495
Coca-Cola European Partners PLC (A)	8,700	358,179
GlaxoSmithKline PLC	39,400	784,860
National Grid PLC	53,950	632,935
Unilever PLC	17,548	1,044,895
United States 58.0%		38,732,042
AbbVie, Inc. (A)	10,400	987,064
Altria Group, Inc. (A)	21,400	880,610
Ameren Corp. (A)	10,000	802,400
American Electric Power Company, Inc. (A)	7,700	668,976
Amgen, Inc.	2,700	660,609
Analog Devices, Inc.	3,100	356,035
Apple, Inc.	1,853	787,599
AT&T, Inc. (A)	28,300	837,114
BlackRock, Inc. (A)	800	460,008
Broadcom, Inc. (A)	1,645	521,054
Chevron Corp.	5,000	419,700
Cisco Systems, Inc. (A)	18,928	891,509
CME Group, Inc.	1,800	299,124
Comcast Corp., Class A	9,900	423,720
Dominion Energy, Inc. (A)	12,900	1,045,287
Dow, Inc. (A)	8,506	349,256
Duke Energy Corp. (A)	9,800	830,452
Eaton Corp. PLC (A)	9,261	862,477
Emerson Electric Company (A)	9,120	565,531
Entergy Corp. (A)	7,384	776,280
Exxon Mobil Corp. (A)	9,352	393,532
FirstEnergy Corp. (A)	14,800	429,200
Hanesbrands, Inc. (A)	28,082	396,799
Hasbro, Inc.	3,351	243,819
IBM Corp. (A)	7,656	941,229
Intel Corp. (A)	10,131	483,553
Johnson & Johnson (A)	5,625	819,900
JPMorgan Chase & Co.	4,508	435,653
Kimberly-Clark Corp. (A)	5,900	897,036
KLA Corp. (A)	5,858	1,170,604
Las Vegas Sands Corp. (A)	7,300	318,572
Lazard, Ltd., Class A	13,000	381,160
Leggett & Platt, Inc.	9,600	384,864
Lockheed Martin Corp. (A)	1,432	542,685
LyondellBasell Industries NV, Class A (A)	8,000	500,157
Maxim Integrated Products, Inc.	8,033	546,967
McDonald's Corp. (A)	1,700	330,276
Merck & Company, Inc. (A)	11,200	898,688
MetLife, Inc. (A)	29,334	1,110,292
Microsoft Corp. (A)	7,500	1,537,575
People's United Financial, Inc. (A)	30,600	330,174
PepsiCo, Inc. (A)	5,000	688,300
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Pfizer, Inc.	24,200	$931,216
Philip Morris International, Inc. (A)	12,300	944,763
Phillips 66	6,622	410,696
PPL Corp. (A)	18,400	489,808
T. Rowe Price Group, Inc.	1,783	246,232
Target Corp.	4,800	604,224
Texas Instruments, Inc. (A)	11,800	1,505,090
The Coca-Cola Company (A)	9,500	448,780
The Home Depot, Inc.	1,700	451,333
The PNC Financial Services Group, Inc.	3,200	341,344
The Procter & Gamble Company (A)	4,200	550,704
Truist Financial Corp. (A)	12,100	453,266
United Parcel Service, Inc., Class B (A)	3,800	542,488
UnitedHealth Group, Inc. (A)	1,600	484,448
Vail Resorts, Inc.	1,868	358,712
Verizon Communications, Inc. (A)	24,000	1,379,520
Watsco, Inc. (A)	2,600	613,782
WEC Energy Group, Inc. (A)	8,081	769,796

	Yield (%)	Shares	Value
Short-term investments 0.5%			$348,627
(Cost $348,627)
Short-term funds 0.1%			49,627
State Street Institutional Treasury Money Market Fund, Premier Class	0.0886(D)	49,627	49,627

	Par value^	Value
Repurchase agreement 0.4%		299,000

Repurchase Agreement with State Street Corp. dated 7-31-20 at 0.000% to be repurchased at $299,000 on 8-3-20, collateralized by $292,100 U.S. Treasury Notes, 1.875% due 8-31-22 (valued at $305,034)	299,000	299,000

Total investments (Cost $64,162,000) 98.4%	$65,661,352
Other assets and liabilities, net 1.6%	1,047,261
Total net assets 100.0%	$66,708,613

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-20 was $25,540,483.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 7-31-20.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Information technology	16.1%
Health care	15.3%
Utilities	13.4%
Financials	13.3%
Consumer staples	12.1%
Communication services	7.8%
Industrials	7.7%
Consumer discretionary	6.2%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Materials	3.1%
Energy	2.9%
Short-term investments and other	2.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Dow Jones Industrial Average Index	USD	290.00	Aug 2020	138	13,800	$10,123	$(966)
Exchange-traded	NASDAQ 100 Stock Index	USD	11,500.00	Sep 2020	4	400	21,045	(53,900)
Exchange-traded	Russell 2000 Index	USD	1,480.00	Aug 2020	2	200	11,578	(8,300)
Exchange-traded	Russell 2000 Index	USD	1,470.00	Aug 2020	3	300	12,928	(12,928)
Exchange-traded	S&P 500 Index	USD	3,300.00	Aug 2020	6	600	15,165	(9,630)
Exchange-traded	S&P 500 Index	USD	3,330.00	Aug 2020	6	600	14,995	(10,290)
Exchange-traded	S&P 500 Index	USD	3,110.00	Aug 2020	8	800	108,151	(143,240)
Exchange-traded	S&P 500 Index	USD	3,300.00	Aug 2020	2	200	6,110	(8,120)
Exchange-traded	S&P 500 Index	USD	3,230.00	Aug 2020	3	300	21,870	(21,870)
Exchange-traded	S&P 500 Index	USD	3,320.00	Aug 2020	6	600	20,635	(20,635)
Exchange-traded	S&P 500 Index	USD	3,510.00	Sep 2020	15	1,500	26,089	(14,625)
Exchange-traded	S&P 500 Index	USD	3,575.00	Oct 2020	6	600	10,555	(9,270)
Exchange-traded	S&P 500 Index	USD	3,225.00	Oct 2020	15	1,500	215,540	(235,425)
Exchange-traded	S&P 500 Index	USD	3,230.00	Oct 2020	7	700	110,737	(110,737)
							$605,521	$(659,936)
							$605,521	$(659,936)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$376,662	—	$376,662	—
Canada	3,777,949	$3,777,949	—	—
Denmark	461,191	—	461,191	—
France	3,881,208	—	3,881,208	—
Germany	3,878,065	—	3,878,065	—
Italy	2,434,121	—	2,434,121	—
Japan	1,451,734	—	1,451,734	—
Norway	377,696	—	377,696	—
Singapore	338,234	—	338,234	—
South Korea	848,885	—	848,885	—
Sweden	348,429	—	348,429	—
Switzerland	2,201,519	—	2,201,519	—
Taiwan	1,128,127	1,128,127	—	—
United Kingdom	5,076,863	1,338,855	3,738,008	—
United States	38,732,042	38,732,042	—	—
|	7

	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$348,627	$49,627	$299,000	—
Total investments in securities	$65,661,352	$45,026,600	$20,634,752	—
Derivatives:
Liabilities
Written options	$(659,936)	$(659,936)	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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